Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Oct. 31, 2015	Oct. 31, 2025	Oct. 31, 2016	Oct. 31, 2017	Oct. 31, 2018	Oct. 31, 2019	Oct. 31, 2020	Oct. 31, 2021	Oct. 31, 2022	Oct. 31, 2023	Oct. 31, 2024	Oct. 31, 2025
C000254671 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Fund NAV
Accumulated Value	$ 10,000		$ 10,795	$ 11,081	$ 11,354	$ 12,546	$ 12,540	$ 14,169	$ 11,510	$ 11,599	$ 13,827	$ 14,354
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index
Accumulated Value	10,000		10,406	10,634	10,579	11,576	11,992	12,308	10,834	11,120	12,198	12,707
High Yield Customized Reference Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		High Yield Customized Reference Benchmark
Bloomberg Municipal High Yield Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal High Yield Bond Index
Accumulated Value	$ 10,000		$ 10,862	$ 11,186	$ 11,717	$ 13,082	$ 13,243	$ 14,657	$ 12,246	$ 12,730	$ 14,955	$ 15,369